100 Park Avenue Suite 2000 New York, NY 10017 T: 212.812.4124

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

February 13, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Northern Institutional Funds (the “Trust”)

Post-Effective Amendment No. 112 (File No. 2-80543)

Amendment No. 145 (File No. 811-03605)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a.

the forms of the Trust’s (i) Treasury Instruments Portfolio – Digital Enabled Shares Prospectus and (ii) Treasury Instruments Portfolio – Digital Enabled Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 112 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 112 to the Trust’s registration statement was filed with the Commission via EDGAR on February 6, 2026 (Accession No. 0001193125-26-041409) with an effective date of February 6, 2026.

Please direct any comments to the undersigned at (212) 404-0654.

Very truly yours,

/s/ Jamie M. Gershkow

Jamie M. Gershkow

cc:	Kevin P. O’Rourke
Jose J. Del Real, Esq.